Restricted Shares Activity (Detail) - Parent Company	12 Months Ended
Dec. 31, 2015 $ / shares shares
Restricted Shares Roll Forward - Number of Shares
Unvested, December 31, 2014 | shares	219,404
Granted | shares	247,141
Vested | shares	(71,348)
Forfeited | shares	(50,674)
Unvested, December 31, 2015 | shares	344,523
Restricted Shares Roll Forward - Weighted Average Grant Date Fair Value
Unvested, December 31, 2014 | $ / shares	$ 1,582.60
Granted | $ / shares	1,979.30
Vested | $ / shares	1,516.00
Forfeited | $ / shares	1,767.80
Unvested, December 31, 2015 | $ / shares	$ 1,853.40